INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (869)	$ (2,006)
Recognized in income	490	947
Recognized in other comprehensive income	34	(28)
Other	(85)	218
Net deferred tax (liability) asset	$ (430)	$ (869)